Related Party Transactions (Details) - USD ($)				3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Oct. 09, 2024	Oct. 07, 2024	May 13, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Capital contribution								$ 25,000
Issuance of ordinary shares						30 days			30 days
Advance received									$ 42,923
Incurred and paid				$ 37,500	$ 37,500	$ 75,000	$ 75,000		150,000	$ 34,274
Working capital loans				$ 1,500,000		$ 1,500,000			$ 1,500,000
Price of warrant (in Dollars per share)				$ 1		$ 1			$ 1
Working capital loans
Promissory Note [Member]
Related Party Transactions [Line Items]
Amount borrowed from related party								300,000		300,000
Sponsor [Member]
Related Party Transactions [Line Items]
Amount outstanding
Sponsor [Member]
Related Party Transactions [Line Items]
Capital contribution			$ 25,000
Share issued price per shares (in Dollars per share)			$ 0.004
Issuance of ordinary shares						1 year			1 year
Founder Shares [Member]
Related Party Transactions [Line Items]
Shares are no longer subject to forfeiture (in Shares)	750,000
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Office space expense		$ 12,500
Promissory Note Related Party [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate loan amount				$ 300,000		$ 300,000			$ 300,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Share issued price per shares (in Dollars per share)	$ 10
Over-Allotment Option [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Issuance of founder shares (in Shares)			750,000
Founder shares were subject to forfeiture (in Shares)			750,000
Sponsor [Member]
Related Party Transactions [Line Items]
Advance received						$ 42,923
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Share issued price per shares (in Dollars per share)			$ 0.0001
Issuance of founder shares (in Shares)			5,750,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Share issued price per shares (in Dollars per share)				$ 11.5		$ 11.5			$ 11.5
Exceeds price (in Dollars per share)						$ 12			$ 12
Class A Ordinary Shares [Member] | Founders Shares [Member]
Related Party Transactions [Line Items]
Threshold trading days for transfer, assign or sale of shares or warrants						20 days			20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants						30 days			30 days